CASH, CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents:
Cash and Banks	R$ 59,439	R$ 85,608
Financial Investments	10,679,687	107,051
Total cash, cash equivalents	R$ 10,739,126	R$ 192,659	R$ 286,607	R$ 335,307